SCHEDULE OF COMPENSATION TO RELATED PARTIES (Details)	6 Months Ended
Jun. 30, 2024 USD ($) shares
Related Party Transaction [Line Items]
Compensation issued shares | shares	668
Compensation cash | $	$ 200,000.00
John Chiang [Member]
Related Party Transaction [Line Items]
Compensation issued shares | shares	167
Compensation cash | $	$ 50,000.00
Simon Pang [Member]
Related Party Transaction [Line Items]
Compensation issued shares | shares	167
Compensation cash | $	$ 50,000.00
Wen Li [Member]
Related Party Transaction [Line Items]
Compensation issued shares | shares	167
Compensation cash | $	$ 50,000.00
Ying Liu [Member]
Related Party Transaction [Line Items]
Compensation issued shares | shares	167
Compensation cash | $	$ 50,000.00